Events after the reporting date (Details) $ in Millions			1 Months Ended
	Feb. 08, 2021 $ / shares	Jan. 21, 2021 USD ($) VLCC	Jan. 31, 2021 shares $ / shares	Feb. 25, 2021 USD ($)
Nordea Credit Facility [Member]
Acquisition [Abstract]
Amount drawn to fund deposit for two VLCCs | $		$ 15.0
Amount drawn in connection with delivery of first vessel | $		$ 50.0
Daewoo [Member]
Acquisition [Abstract]
Number of very large crude carriers acquired | VLCC		2
Year built		2016
Total consideration transferred | $		$ 136.0
Share Transactions [Member]
Restricted Shares [Abstract]
Number of shares, awarded (in shares)			699,000
Number of shares, vested in year one (in shares)			153,066
Number of shares, vested in year two (in shares)			153,067
Number of shares, vested in year three (in shares)			119,900
Number of shares, vested in year four (in shares)			153,067
Number of shares, vesting subject to certain market conditions (in shares)			119,900
Number of shares, vesting in year one to three (in shares)			579,100
Number of shares granted, share price (in dollars per share) | $ / shares			$ 3.22
Share Transactions [Member] | Board of Directors [Member]
Restricted Shares [Abstract]
Number of shares, awarded (in shares) | $ / shares			175,000
Dividend Declared for Q1 [Member]
Dividend [Abstract]
Dividend declare date	Feb. 08, 2021
Dividend declared (in dollars per share) | $ / shares	$ 0.05
Dividends payable date	Feb. 25, 2021
Dividend record date	Feb. 18, 2021
Total dividend payment | $				$ 8.6